T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  1.7%
Diversified Telecommunication Services  0.5%
GCI Liberty, Class A, EC (1)(2) 547,999 —
Iridium Communications  1,374,414 37,549
37,549
Entertainment  0.5%
IMAX (2) 392,600 10,345
TKO Group Holdings  183,103 27,980
38,325
Interactive Media & Services  0.2%
Cargurus (2) 229,900 6,697
Cars.com (2) 563,839 6,354
13,051
Media  0.5%
Nexstar Media Group  202,408 36,276
Thryv Holdings (2) 304,525 3,901
40,177
Total Communication Services 129,102
CONSUMER DISCRETIONARY  13.1%
Automobile Components  0.4%
Modine Manufacturing (2) 176,800 13,569
Visteon (2) 247,409 19,204
32,773
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (2) 150,051 17,460
17,460
Diversified Consumer Services  2.7%
Adtalem Global Education (2) 104,000 10,466
Duolingo (2) 51,184 15,895
Frontdoor (2) 586,585 22,537
Grand Canyon Education (2) 213,515 36,942
H&R Block  625,773 34,361
Laureate Education (2) 1,225,963 25,071
Stride (2)(3) 453,098 57,317
202,589
Hotels, Restaurants & Leisure  4.5%
Bloomin' Brands  160,965 1,154
Boyd Gaming  426,556 28,080

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Brinker International (2) 138,335 20,619
Churchill Downs  223,449 24,818
Domino's Pizza  16,813 7,725
Hilton Grand Vacations (2) 393,287 14,713
Light & Wonder (2) 590,585 51,150
Planet Fitness, Class A (2) 680,500 65,743
Red Rock Resorts, Class A (3) 195,974 8,499
Rush Street Interactive (2)(3) 441,200 4,730
Texas Roadhouse  174,182 29,024
Travel + Leisure  246,875 11,428
United Parks & Resorts (2) 168,935 7,680
Wingstop  220,971 49,847
Wynn Resorts  157,985 13,192
338,402
Household Durables  1.7%
Cavco Industries (2) 74,124 38,517
Champion Homes (2) 258,276 24,474
Green Brick Partners (2) 426,959 24,896
Installed Building Products  143,130 24,541
TopBuild (2) 46,020 14,034
126,462
Leisure Products  0.4%
Mattel (2) 1,592,362 30,940
30,940
Specialty Retail  2.7%
Abercrombie & Fitch, Class A (2) 402,189 30,715
Academy Sports & Outdoors  292,628 13,347
Asbury Automotive Group (2) 54,976 12,141
Carvana (2) 57,698 12,064
Dick's Sporting Goods  121,578 24,505
Group 1 Automotive  64,155 24,504
Murphy USA  141,650 66,549
Valvoline (2) 448,992 15,629
199,454
Textiles, Apparel & Luxury Goods  0.5%
Crocs (2) 156,147 16,583
Deckers Outdoor (2) 195,193 21,824
38,407
Total Consumer Discretionary 986,487

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  3.6%
Beverages  0.9%
Coca-Cola Consolidated  49,195 66,413
66,413
Consumer Staples Distribution & Retail  1.1%
Casey's General Stores  76,379 33,152
Performance Food Group (2) 162,607 12,786
PriceSmart  142,915 12,555
Sprouts Farmers Market (2) 135,249 20,644
79,137
Food Products  1.0%
Post Holdings (2) 403,835 46,990
Simply Good Foods (2) 444,931 15,346
Vital Farms (2) 494,605 15,070
77,406
Personal Care Products  0.6%
BellRing Brands (2) 189,164 14,085
elf Beauty (2)(3) 210,711 13,230
Interparfums  127,106 14,474
41,789
Total Consumer Staples 264,745
ENERGY  4.2%
Energy Equipment & Services  1.3%
Atlas Energy Solutions (3) 347,500 6,199
Flowco Holdings, Class A (2) 201,809 5,177
Liberty Energy  648,210 10,261
TechnipFMC  1,660,063 52,607
Weatherford International  448,609 24,023
98,267
Oil, Gas & Consumable Fuels  2.9%
Centrus Energy, Class A (2)(3) 159,247 9,907
CNX Resources (2) 790,038 24,870
Core Natural Resources  195,999 15,112
Expand Energy  180,087 20,047
Gulfport Energy (2) 86,287 15,889
Matador Resources  421,176 21,518
Permian Resources  1,764,584 24,439
Range Resources  730,848 29,183

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Viper Energy  1,314,277 59,340
220,305
Total Energy 318,572
FINANCIALS  6.9%
Banks  0.9%
Bancorp (2) 622,631 32,900
First BanCorp Puerto Rico  1,748,682 33,522
66,422
Capital Markets  1.3%
Affiliated Managers Group  96,534 16,221
Donnelley Financial Solutions (2) 426,705 18,651
Hamilton Lane, Class A  93,081 13,838
StoneX Group (2) 558,168 42,633
TPG  185,700 8,808
100,151
Financial Services  3.1%
Equitable Holdings  804,263 41,894
Euronet Worldwide (2) 323,826 34,601
EVERTEC  454,082 16,697
Mr. Cooper Group (2) 504,935 60,390
Payoneer Global (2) 5,763,388 42,130
Remitly Global (2) 946,368 19,684
Shift4 Payments, Class A (2)(3) 179,984 14,707
230,103
Insurance  1.6%
Palomar Holdings (2) 300,803 41,234
Primerica  95,409 27,147
Ryan Specialty Holdings  163,052 12,044
Skyward Specialty Insurance Group (2) 743,368 39,339
119,764
Total Financials 516,440
HEALTH CARE  21.8%
Biotechnology  11.2%
ACADIA Pharmaceuticals (2) 356,143 5,916
ADMA Biologics (2) 1,527,417 30,304
Agios Pharmaceuticals (2) 235,782 6,908
Akero Therapeutics (2) 415,520 16,820
Alkermes (2) 1,042,009 34,407
Amicus Therapeutics (2) 825,477 6,736
Arcellx (2) 177,697 11,657

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ascendis Pharma, ADR (2) 78,700 12,266
Avidity Biosciences (2) 789,866 23,317
Beam Therapeutics (2) 648,321 12,662
Biohaven (2) 738,720 17,759
Blueprint Medicines (2) 351,559 31,117
Bridgebio Pharma (2) 788,762 27,268
Catalyst Pharmaceuticals (2) 692,886 16,802
Celldex Therapeutics (2) 425,727 7,727
Crinetics Pharmaceuticals (2) 640,728 21,490
Cytokinetics (2) 446,564 17,947
Denali Therapeutics (2) 830,614 11,292
Disc Medicine (2) 202,279 10,041
Dyne Therapeutics (2) 322,173 3,370
Exact Sciences (2) 469,138 20,309
Exelixis (2) 1,122,735 41,451
Halozyme Therapeutics (2) 843,424 53,819
Ideaya Biosciences (2) 433,080 7,094
Insmed (2) 823,294 62,809
Ionis Pharmaceuticals (2) 609,746 18,396
Iovance Biotherapeutics (2) 838,121 2,791
Janux Therapeutics (2) 121,700 3,286
Krystal Biotech (2) 78,833 14,214
Kymera Therapeutics (2)(3) 570,774 15,622
Madrigal Pharmaceuticals (2) 59,805 19,809
Merus (2) 94,171 3,964
Mirum Pharmaceuticals (2) 249,932 11,259
Monte Rosa Therapeutics (2)(3) 536,436 2,489
MoonLake Immunotherapeutics (2) 299,157 11,688
Natera (2) 198,329 28,046
Neurocrine Biosciences (2) 134,673 14,895
Nurix Therapeutics (2)(3) 492,854 5,855
Nuvalent, Class A (2) 195,090 13,836
Praxis Precision Medicines (2) 161,047 6,099
Prothena (2)(3) 411,507 5,092
PTC Therapeutics (2) 320,572 16,336
Replimune Group (2) 1,482,048 14,450
Revolution Medicines (2)(3) 371,803 13,147
Rhythm Pharmaceuticals (2) 195,801 10,372
Rocket Pharmaceuticals (2) 281,431 1,877
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(4) 22,712 563
Scholar Rock Holding (2) 624,535 20,079
Soleno Therapeutics (2) 178,854 12,779

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SpringWorks Therapeutics (2) 207,631 9,163
TG Therapeutics (2) 226,200 8,919
Ultragenyx Pharmaceutical (2) 593,769 21,500
Vaxcyte (2) 151,941 5,737
Vera Therapeutics (2) 520,681 12,507
Xencor (2) 586,896 6,245
842,303
Health Care Equipment & Supplies  4.0%
CONMED  98,182 5,929
Globus Medical, Class A (2) 748,430 54,785
Haemonetics (2) 247,127 15,705
Lantheus Holdings (2) 551,392 53,816
LeMaitre Vascular  211,096 17,711
Merit Medical Systems (2) 554,082 58,572
Penumbra (2) 138,206 36,957
PROCEPT BioRobotics (2) 142,511 8,303
STERIS  75,569 17,128
TransMedics Group (2)(3) 85,562 5,756
UFP Technologies (2) 128,817 25,984
300,646
Health Care Providers & Services  5.3%
Addus HomeCare (2) 167,759 16,590
Concentra Group Holdings Parent  322,893 7,007
CorVel (2) 444,002 49,715
Encompass Health  802,343 81,261
Ensign Group  422,299 54,645
HealthEquity (2) 449,983 39,765
Hims & Hers Health (2) 387,400 11,448
Molina Healthcare (2) 73,104 24,080
Option Care Health (2) 1,378,352 48,173
RadNet (2) 129,279 6,428
Select Medical Holdings  560,483 9,360
Tenet Healthcare (2) 395,860 53,243
401,715
Life Sciences Tools & Services  0.7%
Bio-Techne  150,400 8,818
Medpace Holdings (2) 49,987 15,230
Repligen (2) 182,519 23,224
West Pharmaceutical Services  29,270 6,553
53,825
Pharmaceuticals  0.6%
Amphastar Pharmaceuticals (2) 400,055 11,598

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Arvinas (2) 486,936 3,418
Prestige Consumer Healthcare (2) 301,176 25,892
WaVe Life Sciences (2) 406,400 3,284
44,192
Total Health Care 1,642,681
INDUSTRIALS & BUSINESS SERVICES  23.2%
Aerospace & Defense  2.5%
BWX Technologies  217,079 21,415
Cadre Holdings (3) 296,321 8,774
Curtiss-Wright  107,168 34,001
Hexcel  377,953 20,697
Karman Holdings (2) 566,795 18,942
Leonardo DRS  299,487 9,847
Moog, Class A  22,590 3,916
Rocket Lab USA (2)(3) 443,500 7,930
Woodward  347,734 63,458
188,980
Air Freight & Logistics  0.3%
GXO Logistics (2) 534,313 20,881
20,881
Building Products  3.8%
AAON  363,711 28,417
AZEK (2) 1,180,188 57,699
Builders FirstSource (2) 92,664 11,577
CSW Industrials  138,730 40,443
Griffon  288,316 20,615
Simpson Manufacturing  283,370 44,512
Trex (2) 575,243 33,422
UFP Industries  425,023 45,494
282,179
Commercial Services & Supplies  1.3%
Brink's  347,500 29,940
Casella Waste Systems, Class A (2) 184,340 20,556
Clean Harbors (2) 149,011 29,370
MSA Safety  119,605 17,545
97,411
Construction & Engineering  2.4%
API Group (2) 1,520,250 54,364
Comfort Systems USA  28,833 9,294
Dycom Industries (2) 97,140 14,798
EMCOR Group  58,983 21,802

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Fluor (2) 200,900 7,196
IES Holdings (2) 40,600 6,704
Primoris Services  129,300 7,423
Sterling Infrastructure (2) 172,914 19,576
Valmont Industries  112,904 32,219
WillScot Holdings  150,583 4,186
177,562
Electrical Equipment  0.1%
NEXTracker, Class A (2) 176,571 7,441
7,441
Ground Transportation  0.7%
ArcBest  39,097 2,760
Landstar System  81,806 12,287
Saia (2) 108,425 37,887
52,934
Machinery  5.3%
Atmus Filtration Technologies  1,201,311 44,124
Crane  206,308 31,602
Esab  454,059 52,898
Federal Signal  529,746 38,963
Kadant (3) 140,764 47,425
Lincoln Electric Holdings  131,759 24,924
Mueller Industries  153,400 11,680
RBC Bearings (2) 86,507 27,835
SPX Technologies (2) 377,522 48,617
Toro  283,802 20,647
Watts Water Technologies, Class A  242,734 49,498
398,213
Marine Transportation  0.3%
Kirby (2) 228,435 23,074
23,074
Professional Services  4.6%
Booz Allen Hamilton Holding  239,339 25,030
Broadridge Financial Solutions  110,102 26,696
CACI International, Class A (2) 17,506 6,423
CBIZ (2) 431,152 32,707
ExlService Holdings (2) 1,272,054 60,054
First Advantage (2)(3) 582,250 8,204
FTI Consulting (2) 157,778 25,888
Genpact  465,130 23,433
Paylocity Holding (2) 223,966 41,958

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TriNet Group  166,480 13,192
Upwork (2) 3,014,965 39,345
Verra Mobility (2) 1,997,586 44,966
347,896
Trading Companies & Distributors  1.9%
Applied Industrial Technologies  217,936 49,110
Boise Cascade  202,346 19,848
FTAI Aviation  212,957 23,645
Herc Holdings  60,096 8,069
SiteOne Landscape Supply (2) 300,843 36,534
Watsco  16,302 8,286
145,492
Total Industrials & Business Services 1,742,063
INFORMATION TECHNOLOGY  18.8%
Electronic Equipment, Instruments & Components  4.2%
Badger Meter  132,282 25,167
Belden  518,909 52,021
ePlus (2) 140,200 8,556
Fabrinet (2) 287,474 56,779
Littelfuse  36,977 7,275
Novanta (2) 301,400 38,540
Teledyne Technologies (2) 121,316 60,380
Vontier  1,176,382 38,644
Zebra Technologies, Class A (2) 93,989 26,557
313,919
IT Services  0.5%
ASGN (2) 241,519 15,221
Globant (2) 199,397 23,473
38,694
Semiconductors & Semiconductor Equipment  4.6%
Axcelis Technologies (2) 394,758 19,608
Cirrus Logic (2) 278,495 27,753
Credo Technology Group Holding (2) 477,800 19,188
Entegris  174,598 15,274
FormFactor (2) 385,604 10,909
Impinj (2) 133,000 12,063
Lattice Semiconductor (2) 505,520 26,515
MACOM Technology Solutions Holdings (2) 398,180 39,969
MKS Instruments  213,356 17,101
Monolithic Power Systems  41,097 23,835
Onto Innovation (2) 336,488 40,829

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Photronics (2) 776,383 16,118
Rambus (2) 1,384,562 71,686
Veeco Instruments (2) 341,150 6,850
347,698
Software  9.4%
A10 Networks  916,167 14,970
ACI Worldwide (2) 638,258 34,919
Agilysys (2) 297,640 21,591
Aurora Innovation (2) 2,007,000 13,497
Blackbaud (2) 293,849 18,233
BlackLine (2) 170,000 8,231
Box, Class A (2) 656,171 20,250
Braze, Class A (2) 531,673 19,183
CCC Intelligent Solutions Holdings (2) 3,848,377 34,751
Clearwater Analytics Holdings, Class A (2) 266,982 7,155
Commvault Systems (2) 345,442 54,497
CyberArk Software (2) 37,900 12,810
Descartes Systems Group (2) 470,532 47,444
DoubleVerify Holdings (2) 1,475,580 19,729
Dynatrace (2) 499,211 23,538
Fair Isaac (2) 19,377 35,734
Fortinet (2) 97,134 9,350
InterDigital (3) 251,784 52,056
Manhattan Associates (2) 155,177 26,852
MARA Holdings (2)(3) 950,400 10,930
Monday.com (2) 34,900 8,486
Nutanix, Class A (2) 304,537 21,260
Pegasystems  157,676 10,962
Progress Software  118,700 6,114
PTC (2) 233,953 36,251
Q2 Holdings (2) 506,299 40,509
Qualys (2) 114,175 14,378
Sapiens International  595,804 16,140
ServiceTitan, Class A (2) 38,345 3,647
SPS Commerce (2) 187,325 24,864
Tenable Holdings (2) 366,122 12,807
Teradata (2) 223,100 5,015
Vertex, Class A (2) 538,193 18,842
704,995
Technology Hardware, Storage & Peripherals  0.1%
IonQ (2) 313,100 6,910

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pure Storage, Class A (2) 84,765 3,753
10,663
Total Information Technology 1,415,969
MATERIALS  5.7%
Chemicals  2.0%
Axalta Coating Systems (2) 1,220,769 40,493
Balchem  163,730 27,179
Cabot  331,010 27,520
Element Solutions  263,850 5,966
Olin  547,456 13,270
RPM International  334,354 38,678
153,106
Construction Materials  0.9%
Eagle Materials  183,880 40,808
Knife River (2) 330,506 29,815
70,623
Metals & Mining  2.1%
Alpha Metallurgical Resources (2) 79,193 9,919
ATI (2) 664,687 34,584
Carpenter Technology  273,100 49,480
MP Materials (2)(3) 1,895,448 46,268
Warrior Met Coal  321,529 15,343
155,594
Paper & Forest Products  0.7%
Louisiana-Pacific  538,504 49,532
49,532
Total Materials 428,855
REAL ESTATE  0.6%
Industrial Real Estate Investment Trusts  0.1%
Rexford Industrial Realty, REIT  229,079 8,968
8,968
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  202,506 13,507
13,507

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts  0.3%
Lamar Advertising, Class A, REIT  160,706 18,285
18,285
Total Real Estate 40,760
Total Common Stocks (Cost $6,159,770) 7,485,674
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 36,315,844 36,316
Total Short-Term Investments (Cost $36,316) 36,316
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 83,460,785 83,461
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 83,461
Total Securities Lending Collateral (Cost $83,461) 83,461
Total Investments in Securities  101.2%
(Cost $6,279,547) $ 7,605,451
Other Assets Less Liabilities (1.2)% (87,142)
Net Assets 100.0% $ 7,518,309

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $563 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 454++
Totals $ —# $ — $ 454+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 204,558  ¤  ¤ $ 119,777
Total $ 119,777^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $454 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $119,777.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,485,111 $ 563 $ — $ 7,485,674
Short-Term Investments 36,316 — — 36,316
Securities Lending Collateral 83,461 — — 83,461
Total $ 7,604,888 $ 563 $ — $ 7,605,451

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F120-054Q1 03/25